RETIREMENT BENEFIT OBLIGATIONS - Reconciliation of benefit obligations and pension assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ 71	$ 55
Movement in pension benefit obligation and pension assets:
Current service cost	(6)	(9)
Settlements	(4)
Interest (expense)/income	4	1
Administration costs and taxes	(5)	(3)
Costs recognised in Income statement	(11)	(11)
Actuarial gain due to liability experience	(14)	(43)
Actuarial gain due to financial assumptions change	(25)	503
Actuarial gain due to demographic assumptions	14	1
Return on plan assets (less)/greater than discount rate	(64)	(431)
Remeasurements recognised in OCI	(89)	30
Re-measurement recognised in OCI	(89)	30	$ 79
Employer contributions	7	6
Benefits paid directly by the Group	2	2
Benefits paid, taxes and administration costs paid from scheme assets	(2)	(2)
Net cash	7	6
Exchange movements	3	(9)
Amount recognised on the balance sheet	(19)	71	55
Amount recognised on the balance sheet - liability	(88)	(70)
Amount recognised on the balance sheet - asset	69	141
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(984)	(1,582)
Movement in pension benefit obligation and pension assets:
Current service cost	(6)	(9)
Settlements	75	4
Interest (expense)/income	(45)	(29)
Administration costs and taxes	(5)	(3)
Costs recognised in Income statement	19	(37)
Actuarial gain due to liability experience	(14)	(43)
Actuarial gain due to financial assumptions change	(25)	503
Actuarial gain due to demographic assumptions	14	1
Remeasurements recognised in OCI	(25)	461
Employee contributions	(3)	(3)
Benefits paid directly by the Group	2	2
Benefits paid, taxes and administration costs paid from scheme assets	67	81
Net cash	66	80
Exchange movements	(37)	94
Amount recognised on the balance sheet	(961)	(984)	(1,582)
Amount recognised on the balance sheet - liability	(229)	(194)
Amount recognised on the balance sheet - asset	(732)	(790)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	1,055	1,637
Movement in pension benefit obligation and pension assets:
Settlements	(79)	(4)
Interest (expense)/income	49	30
Costs recognised in Income statement	(30)	26
Return on plan assets (less)/greater than discount rate	(64)	(431)
Remeasurements recognised in OCI	(64)	(431)
Employer contributions	7	6
Employee contributions	3	3
Benefits paid, taxes and administration costs paid from scheme assets	(69)	(83)
Net cash	(59)	(74)
Exchange movements	40	(103)
Amount recognised on the balance sheet	942	1,055	$ 1,637
Amount recognised on the balance sheet - liability	141	124
Amount recognised on the balance sheet - asset	801	931
Pension plans | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	114
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 61	114
Weighted average duration of defined benefit obligation	14 years
Pension plans | United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (438)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(457)	(438)
Pension plans | United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	552
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	518	552
Pension plans | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	24
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 8	24
Weighted average duration of defined benefit obligation	9 years
Pension plans | United States of America | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (336)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(259)	(336)
Pension plans | United States of America | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	360
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	267	360
Pension plans | Other Countries
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(67)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(88)	(67)
Pension plans | Other Countries | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(210)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(245)	(210)
Pension plans | Other Countries | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	143
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 157	$ 143